Reportable segments (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of statements of operations for the company’s reporting segments

Year Ended December 31, 2024	Nigeria	United Kingdom	Argentina	Other	Total
Revenue	$22,962,513	$-	$18,820,235	$4,716,537	$46,499,285

Operating expenses:
General and administrative	24,268	1,542,840	1,429,648	925,592	3,922,348
Salaries, benefits, contractor costs	532,300	13,056,512	643,458	5,023,985	19,256,255
Marketing and commissions	23,471,054	688,849	22,948,625	5,810,420	52,918,949
Travel	230,141	1,673,044	16,552	10,862	1,930,599
Professional fees	84,017	1,907,955	-	120,074	2,112,047
Product and technology development	-	3,082,969	34,108	9,010	3,126,087
Depreciation and amortization	-	1,881,323	-	-	1,881,323
Total operating expenses	24,341,780	23,833,493	25,072,391	11,899,944	85,147,608
Net loss from operations	(1,379,268)	(23,833,493)	(6,252,156)	(7,183,407)	(38,648,323)

Other expense:
Interest (income)/expense	(2)	3,104,140	15	15,900	3,120,054
Loss on Debt Extinguishment	-	4,377,051	-	-	4,377,051
Loss from change in fair-value of convertible Shareholder loans	-	5,951,087	-	-	5,951,087
Foreign currency loss (gain)	(75)	991,016	(528,443)	7,721	470,219
Net loss before income taxes	(1,379,190)	(38,256,788)	(5,723,728)	(7,207,028)	(52,566,734)
				-
Income tax benefit (expense)	-	1,851,038	-	-	1,851,038
Net loss	$(1,379,190)	$(36,405,749)	$(5,723,728)	$(7,207,028)	$(50,715,696)

Year Ended December 31, 2023	Nigeria	United Kingdom	Argentina	Other	Total
Revenue	$18,728,500	$-	$958,177	$120,789	$19,807,466

Operating expenses:
General and administrative	258,566	333,388	213,714	147,769	953,437
Salaries, benefits, contractor costs	776,082	10,219,772	289,296	3,034,554	14,319,704
Marketing and commissions	22,050,105	798,871	1,629,073	332,554	24,810,603
Travel	247,362	1,087,775	20,436	6,123	1,361,696
Professional fees	19,656	532,017	134,798	123,503	809,974
Product and technology development	-	1,949,707	-	412	1,950,119
Depreciation and amortization	-	1,247,813	-	-	1,247,813
Total operating expenses	23,351,771	16,169,343	2,287,317	3,644,915	45,453,346
Net loss from operations	(4,623,271)	(16,169,343)	(1,329,140)	(3,524,126)	(25,645,880)

Other expense:
Interest (income)/expense	36,909	1,393,746	19,893	1,910	1,452,458
Loss from change in fair-value of convertible Shareholder loans	-	4,646,994	-	-	4,646,994
Foreign currency loss (gain)	(99)	2,511,438	(1,471,698)	3,106	1,042,747
Net loss before income taxes	(4,660,081)	(24,721,521)	122,665	(3,529,142)	(32,788,079)
				-
Income tax benefit (expense)	-	402,184	-	-	402,184
Net loss	$(4,660,081)	$(24,319,337)	$122,665	$(3,529,142)	$(32,385,895)

Schedule of geographic concentration of the company’s assets

	2024	2023
United Kingdom
Cash and cash equivalents	$648,453	$365,961
Accounts receivables and other receivables, net	-	95
Income taxes receivable	1,607,754	267,084
Other current assets	2,697,852	107,348
Property and equipment, net	593,358	127,148
Intangible assets, net	6,168,534	4,624,179
Total United Kingdom	11,715,951	5,491,815
Nigeria
Cash and cash equivalents	33,458	646
Accounts receivables and other receivables, net	2,052,086	1,511,042
Other current assets	35,125	-
Total Nigeria	2,120,669	1,511,688
Argentina
Cash and cash equivalents	49,740	61,887
Accounts receivables and other receivables, net	2,975,215	74,685
Other current assets	6,818	1,667
Total Argentina	3,031,773	138,239
Other
Cash and cash equivalents	101,020	158,656
Accounts receivables and other receivables, net	501,525	30,345
Income taxes receivable	50,075	-
Other current assets	39,030	6,728
Total Other	691,650	195,729
Total Assets	$17,560,043	$7,337,471